Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets [Abstract]
Components of goodwill

Goodwill
	Tropical	RM Engineering	ADEX	TNS	EFRS	Total
Balance December 31, 2010	$-	$-	$-	$-	$-	$-

Acquisitions	174,746	169,240	-	-	-	343,986
Balance December 31, 2011	174,746	169,240	-	-	-	343,986

Acquisitions	-	-	10,474,212	4,002,654	5,741,128	20,217,994
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	5,741,128	20,561,980
Balance March 31, 2013	$174,746	$169,240	$10,474,212	$4,002,654	$5,741,128	$20,561,980

Components of intangible assets

		March 31, 2013			December 31, 2012			December 31, 2011
	Estimated	Gross			Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$5,709,049	$(349,455)	$5,359,594	$5,709,049	$(208,623)	$5,500,426	$614,108	$-	$614,108
Non-compete agreements	2-3 yrs	199,638	(37,991)	161,647	199,638	(18,991)	180,647	3,921	-	3,921
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208	5,104	-	5,104
Tradenames	Indefinite	3,414,562	-	3,414,562	3,414,562	-	3,414,562	178,998	-	178,998

Total purchased intangible assets		$9,333,457	$(387,446)	$8,946,011	$9,333,457	$(227,614)	$9,105,843	$802,131	$-	$802,131

Summary of estimated future amortization expense of acquired intangible assets
Total
2013	$578,502
2014	576,799
2015	565,822
2016	532,350
2017	518,199
Thereafter	2,909,402
Total	$5,681,074